Changes in the Group structure - Main acquisitions and divestments (Details) customer in Millions			1 Months Ended
	Dec. 01, 2020 item customer MW	Feb. 28, 2020	Nov. 30, 2020	Mar. 31, 2020
Adani Gas Limited
Main acquisitions and divestments
Percentage of interest acquired		37.40%
Uganda Lake Albert development project
Main acquisitions and divestments
Percentage of rights acquired			33.30%
Block CA1
Main acquisitions and divestments
Percentage of interest sold				86.95%
EDP Comercializadora Espagne
Main acquisitions and divestments
Number of customers in portfolio of acquired entity | customer	2
Number of gas-fired combined cycle power plants acquired | item	2
Capacity gas-fired combined cycle plants acquired | MW	850